Bonus Programs - Summary of Number of Shares Held by the Trust (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares held by trust	$ 706	$ 638
FEMSA UBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,414,900	2,249,665
Shares acquired by the administrative trust to employees	2,221,136	2,445,983
Shares released from administrative trust to employees upon vesting	1,963,450	1,280,748
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,672,586	3,414,900
KOFL UBL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,360,158	752,847
Shares acquired by the administrative trust to employees	921,125	985,535
Shares released from administrative trust to employees upon vesting	580,209	378,224
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,701,074	1,360,158